Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill
Schedule of changes in goodwill
	For Years Ended December 31,
	2012	2013	2014
	RMB
Goodwill as of January 1,	6,019	5,563	5,563
Goodwill impairment	(456)	—	(424)
Goodwill as of December 31	5,563	5,563	5,139